Fair Value of Financial Instruments and Risk Management - Financial Instruments Not Carried At Fair Value Narrative (Details) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Carrying Value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 22,747	$ 21,535
Estimated Fair Value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 24,055	$ 23,481